Summary of Significant Accounting Policies Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash from operating activities	$ 422,551	$ 300,339	$ 326,674
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	227,279	210,350	177,851	$ 163,448
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	16,929	32,499	14,403
As Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash from operating activities	414,864	302,881	325,751
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	203,104	193,862	158,821	145,341
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	9,242	35,041	13,480
Adjustments [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net cash from operating activities	7,687	(2,542)	923
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	24,175	16,488	19,030	$ 18,107
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Excluding Exchange Rate Effect	$ 7,687	$ (2,542)	$ 923